                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-04379

                           PLAN INVESTMENT FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
               (Address of principal executive offices)(Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                        Oakbrook Terrace, Illinois 60181
                     (Name and address of agent for service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                             131 S. Dearborn Street
                                   Suite 2400
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2006

                                TABLE OF CONTENTS

Item 1.  Reports to Stockholders.
Item 2.  Code of Ethics.
Item 3.  Audit Committee Financial Expert.
Item 4.  Principal Accountant Fees and Services.
Item 5.  Audit Committee of Listed Registrants.
Item 6.  Schedule of Investments
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End
         Management Investment Companies.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies
Item 9.  Purchases of Equity Securities by Closed-End Management Investment
         Company and Affiliated Purchasers.
Item 10. Submission of Matters to a Vote of Security Holders.
Item 11. Controls and Procedures.
Item 12. Exhibits

ITEM 1. REPORTS TO STOCKHOLDERS.

                           PLAN INVESTMENT FUND, INC.

                               Semi-Annual Report
                                 June 30, 2006

                                        ADMINISTRATOR:

                                        BCS FINANCIAL SERVICES CORPORATION
                                        2 Mid America Plaza, Suite 200
                                        Oakbrook Terrace, IL 60181
                                        (800) 621-9215

                           PLAN INVESTMENT FUND, INC.

                                        August 24, 2006

Dear Investors:

On behalf of the Board of Trustees, I am pleased to submit the 2006 Semi Annual Report for Plan Investment Fund, Inc. We appreciate the investors' confidence in Plan Investment Fund, Inc. and will work diligently to maintain your trust and confidence.

As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

                                        Sincerely,

                                        /s/ David P. Behnke
                                        ----------------------------------------
                                        David P. Behnke
                                        President and Chief Executive Officer

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2006

                                                            PERCENTAGE
                                                              OF NET        PAR        AMORTIZED
                                                              ASSETS       (000)         COST
                                                            ----------   --------   --------------
REPURCHASE AGREEMENTS                                         100.5%
                                                              -----
Goldman Sachs & Co.
   5.28% (07/03/06)
   To be repurchased at $250,110,000
   (collateralized by $769,489,599
   Federal National Mortgage Association Strips,
   5.00 %; due 01/01/33 to 11/01/35;
   Total Market Value is $257,500,000)                                   $250,000   $  250,000,000
Greenwich Capital Markets
   5.30% (07/03/06)
   To be repurchased at $250,110,417
   (collateralized by $382,703,829
   Federal National Mortgage Association Strips,
   due 03/01/35 to 08/01/35;
   Total Market Value is $257,502,400)                                    250,000      250,000,000
Merrill Lynch & Co.
   5.25% (07/03/06)
   To be repurchased at $64,028,000
   (collateralized by $66,788,281
   Federal National Mortgage Association Bonds,
   5.50% to 8.50%, due 01/01/09 to 01/01/36;
   Total Market Value is $65,922,246)                                      64,000       64,000,000
Morgan Stanley & Co.
   5.25% (07/03/06)
   To be repurchased at $236,011,210
   (collateralized by $250,880,000
   Federal Home Loan Mortgage Corporation Discount Notes,
   due 07/28/06 to 05/29/07;
   Total Market Value is $242,985,297)                                    235,908      235,908,000
UBS Securities LLC
   5.21% (07/03/06)
   To be repurchased at $250,108,542
   (collateralized by $368,094,485
   Federal National Mortgage Association Strips,
   due 01/01/33 to 12/01/33;
   Total Market Value is $257,501,710)                                    250,000      250,000,000

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2006
                                  (Concluded)

                                                            PERCENTAGE
                                                              OF NET        PAR        AMORTIZED
                                                              ASSETS       (000)         COST
                                                            ----------   --------   --------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $1,049,908,000*)                                        100.5%                $1,049,908,000
                                                                                    --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                          (0.5%)                   (5,036,652)
                                                              -----                 --------------
NET ASSETS
(Applicable to 1,044,871,348 PCs outstanding)                 100.0%                $1,044,871,348
                                                              =====                 ==============
NET ASSET VALUE
Offering and redemption price per PC
($1,044,871,348/1,044,871,348 PCs)                                                  $         1.00
                                                                                    ==============

* Aggregate cost is the same for financial reporting and Federal tax purposes.

PC - Participation Certificate

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2006

                                                            PERCENTAGE
                                                              OF NET        PAR        AMORTIZED
                                                              ASSETS       (000)         COST
                                                            ----------   --------   --------------
GOVERNMENT AGENCY OBLIGATIONS                                   1.1%
                                                               ----
DISCOUNT NOTES
   Federal Home Loan Mortgage Corp. (1)
      4.58% (01/19/07)
      (Cost $2,435,753)                                                  $  2,500   $    2,435,753
                                                                                    --------------
BANK OBLIGATIONS                                               10.9%
                                                              -----
DOMESTIC CERTIFICATES OF DEPOSIT                                4.1%
   First Tennessee Bank N.A.
      5.30% (07/28/06)                                                      3,000        3,000,000
   Washington Mutual Bank Fund
      5.31% (08/03/06)                                                      6,000        6,000,000
                                                                                    --------------
                                                                                         9,000,000
                                                                                    --------------
YANKEE CERTIFICATES OF DEPOSIT                                  6.8%
   Banque Nationale de Paris (2)
      4.51% (10/19/06)                                                      2,000        2,000,000
   Credit Suisse Group New York (2)
      5.30% (07/26/06)                                                      7,000        7,000,000
   Royal Bank of Scotland, P.L.C.(2)
      4.52% (10/20/06)                                                      1,150        1,150,008
   Societe Generale New York(2)
      4.78% (12/06/06)                                                      1,750        1,750,000
   Sumitomo Mitsui Banking Corp. (2)
      5.13% (07/06/06)                                                      1,050        1,050,000
      5.15% (07/10/06)                                                      1,900        1,900,000
                                                                                    --------------
                                                                                        14,850,008
                                                                                    --------------
   TOTAL BANK OBLIGATIONS
   (Cost $23,850,008)                                                                   23,850,008
                                                                                    --------------
CORPORATE DEBT                                                 57.2%
                                                              -----
COMMERCIAL PAPER
ASSET BACKED SECURITIES                                        21.7%
   Amsterdam Funding Corp.
      5.16% (08/07/06)                                                      7,630        7,589,536
      5.19% (08/09/06)                                                      4,150        4,126,667
   Atlantic Asset Securitization Corp.
      5.16% (08/07/06)                                                      1,080        1,074,278
   Beethoven Funding Corp.
      5.19% (08/07/06)                                                      8,750        8,703,326
      5.15% (08/09/06)                                                        741          736,866
   Brahms Funding Corp.
      5.13% (07/11/06)                                                      1,150        1,148,360
      5.33% (07/11/06)                                                      5,000        4,992,597
   Cafco LLC
      5.15% (08/08/06)                                                      2,000        1,989,128
   Cancara Asset Securitization Ltd.
      5.31% (08/08/06)                                                      5,000        4,971,975
   Dakota Notes Program
      5.30% (07/26/06)                                                        800          797,056
      5.31% (07/28/06)                                                      2,000        1,992,035
   Scaldis Capital LLC
      5.30% (07/28/06)                                                      4,000        3,984,100
   Sydney Capital Corp.
      5.08% (07/05/06)                                                      5,000        4,997,178
                                                                                    --------------
                                                                                        47,103,102
                                                                                    --------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2006
                                   (Continued)

                                                            PERCENTAGE
                                                                OF          PAR        AMORTIZED
                                                            NET ASSETS     (000)         COST
                                                            ----------   --------   --------------
CORPORATE DEBT (CONTINUED)
BANKS                                                          3.4%
   Barclays US Funding Corp.
      4.57% (07/17/06)                                                   $  5,000   $    4,989,856
   Spintab AB Mortgage
      5.16% (08/07/06)                                                      2,400        2,387,272
                                                                                    --------------
                                                                                         7,377,128
                                                                                    --------------
FINANCIAL SERVICES                                             1.8%
   CIT Group, Inc.
      5.31% (09/07/06)                                                      4,000        3,959,880
                                                                                    --------------
SECURITIES BROKERS AND DEALERS                                 4.6%
   Greenwich Capital Holdings, Inc.(4)
      5.31% (07/31/06)                                                      5,000        5,000,000
   Morgan Stanley & Co. (4)
      5.36% (07/03/06)                                                      5,000        5,000,000
                                                                                    --------------
                                                                                        10,000,000
                                                                                    --------------
NOTES AND BONDS
BANKS                                                          4.6%
   National City Bank Cleveland
      5.08% (07/07/06)                                                      4,000        3,999,993
   Wells Fargo & Co.
      5.16% (07/03/06)                                                      6,000        6,000,000
                                                                                    --------------
                                                                                         9,999,993
                                                                                    --------------
LIFE INSURANCE                                                 4.8%
   Allstate Life Global Funding II (3)
      5.35% (07/27/06)                                                      5,000        5,000,000
   MetLife Global Funding (3)
      5.44% (07/28/06)                                                      5,500        5,500,000
                                                                                    --------------
                                                                                        10,500,000
                                                                                    --------------
SECURITIES BROKERS AND DEALERS                                 5.5%
   Bear Stearns Companies, Inc.
      5.28% (07/24/06)                                                      7,000        6,976,387
   Merrill Lynch & Co.
      5.18% (08/29/06)                                                      5,000        5,000,000
                                                                                    --------------
                                                                                        11,976,387
                                                                                    --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS                        2.8%
   General Electric Capital Corp.
      5.25% (07/10/06)                                                      6,000        6,003,711
                                                                                    --------------
CORPORATE VARIABLE RATE DEMAND NOTES                           8.0%
   Al-Fe Heat Treating, Inc. (4)
      5.42% (07/05/06)                                                      2,900        2,900,000
   Brosis Finance LLC (4)
      5.35% (07/05/06)                                                      4,630        4,630,000
   Fiore Capital LLC (4)
      5.35% (07/06/06)                                                      4,000        4,000,000
   MUBEA, Inc. Series 1999 (4)
      5.40% (07/06/06)                                                      3,300        3,300,000
      5.40% (07/07/06)                                                      2,500        2,500,000
                                                                                    --------------
                                                                                        17,330,000
                                                                                    --------------
   TOTAL CORPORATE DEBT
   (Cost $124,250,201)                                                                 124,250,201
                                                                                    --------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2006
                                   (Continued)

                                                            PERCENTAGE
                                                                OF          PAR        AMORTIZED
                                                            NET ASSETS     (000)         COST
                                                            ----------   --------   --------------
MUNICIPAL VARIABLE RATE DEMAND NOTES                            4.9%
                                                              -----
   Bergen County, NJ Import (4)
   Authority Revenue Bonds (Wachovia Bank N.A. LOC)
      5.40% (07/06/06)                                                   $  4,000   $    4,000,000
   Butler County, OH Capital Funding (4)
   Revenue Bonds (U.S. Bank National Association LOC)
      5.35% (07/07/06)                                                        650          650,000
   Chesterfield County, VA Industrial Development (4)
   Authority Revenue Bonds (SunTrust Bank SBPA)
      5.37% (07/06/06)                                                      4,800        4,800,000
   St. Louis, MO Industrial Development (4)
   Authority Revenue Bonds (Marshall & Ilsley LOC)
      5.52% (07/06/06)                                                      1,145        1,145,000
                                                                                    --------------
   TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES
   (Cost $10,595,000)                                                                   10,595,000
                                                                                    --------------
MASTER NOTES                                                    2.1%
                                                              -----
   Citigroup Global Markets (4)
      5.38% (07/03/06)                                                      3,000        3,000,000
   Merrill Lynch Mortgage Capital, Inc. (4)
      5.41% (07/03/06)                                                      1,565        1,565,000
                                                                                    --------------
   TOTAL MASTER NOTES
   (Cost $4,565,000)                                                                     4,565,000
                                                                                    --------------
REPURCHASE AGREEMENTS                                          24.0%
                                                              -----
   Merrill Lynch & Co.
      5.25% (07/03/06)
      To be repurchased at $6,002,625
      (Collateralized by $6,170,281
      Federal National Mortgage Association Strips,
      6.00% to 6.50%; due 01/01/36 to 06/01/36;
      Market Value is $6,183,954.)                                          6,000        6,000,000
   Morgan Stanley & Co.
      5.25% (07/03/06)
      To be repurchased at $46,355,272
      (Collateralized by $47,990,000
      Federal Home Loan Bank Discount Notes &
      Federal National Mortgage Association Bonds,
      due 07/07/06 to 06/01/07;
      Market Value is $47,729,338.)                                        46,335       46,335,000
                                                                                    --------------
      TOTAL REPURCHASE AGREEMENTS
      (Cost $52,335,000)                                                                52,335,000
                                                                                    --------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2006
                                   (Concluded)

                                                            PERCENTAGE
                                                                OF          PAR        AMORTIZED
                                                            NET ASSETS     (000)         COST
                                                            ----------   --------   --------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $218,030,962*)                                           100.2%               $  218,030,962
                                                                                    --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                           (0.2%)                    (506,138)
                                                               -----                --------------
NET ASSETS
(Applicable to 217,553,837 PCs outstanding)                    100.0%               $  217,524,824
                                                               =====                ==============
NET ASSET VALUE
Offering and redemption price per PC
($217,524,824/217,553,837)                                                          $         1.00
                                                                                    ==============

* Aggregate cost is the same for financial reporting and Federal tax purposes.

PC - Participation Certificates

(1) These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(2) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(3) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. At June 30, 2006, the value of these securities amounted to approximately $10,500,000 or 4.8% of net assets.

(4) Rates shown are the rates as of June 30, 2006 and maturities are the next interest adjustment date.

                       STATEMENT OF ASSETS AND LIABILITIES
                                   (Unaudited)
                                  June 30, 2006

                                               GOVERNMENT/REPO   MONEY MARKET
                                                  PORTFOLIO        PORTFOLIO
                                               ---------------   ------------
ASSETS
   Investments in securities at amortized
      cost, which approximates market value    $            --   $165,695,962
   Repurchase Agreements at
      cost, which approximates market value      1,049,908,000     52,335,000
   Cash                                                     --            997
   Accrued interest receivable                         153,389        437,752
   Other assets                                         51,758          9,191
                                               ---------------   ------------
         Total Assets                            1,050,113,147    218,478,902
                                               ---------------   ------------
LIABILITIES
   Dividend payable                                  4,795,582        881,027
   Payable for fund shares redeemed                    196,000             --
   Accrued expenses payable
      Payable to Investment Advisor (Note 2)            86,711         30,641
      Payable to Administrator (Note 2)                 35,417          9,026
      Payable to Custodian (Note 2)                      9,172          2,562
      Payable to Transfer Agent (Note 2)                15,385            268
      Other liabilities                                103,532         30,554
                                               ---------------   ------------
         Total Liabilities                           5,241,799        954,078
                                               ---------------   ------------
NET ASSETS                                     $ 1,044,871,348   $217,524,824
                                               ===============   ============
NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                      $          1.00   $       1.00
                                               ===============   ============
Government/REPO Portfolio
   2 billion PCs authorized; 1,044,871,348
   PCs outstanding
   ($1,044,871,348/1,044,871,348 PCs)
Money Market Portfolio
   2 bilion PCs authorized; 217,553,837
   PCs outstanding
   ($217,524,824/217,553,837)

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                                   (Unaudited)
                         Six Months Ended June 30, 2006

                                               GOVERNMENT/REPO   MONEY MARKET
                                                  PORTFOLIO        PORTFOLIO
                                               ---------------   ------------
INTEREST INCOME                                $    26,576,436   $  5,015,839
                                               ---------------   ------------
EXPENSES
   Investment advisory fees (Note 2)                   757,236        208,102
   Administration fees (Note 2)                        280,055         52,219
   Legal fees                                           56,725         10,563
   Custodian fees (Note 2)                              54,876         18,239
   Insurance expense                                    32,005          5,613
   Audit fees                                           28,940          5,409
   Fund compliance fee                                  15,432          4,928
   Transfer agent fees (Note 2)                         14,294          2,665
   Private rating fees                                  11,491          6,588
   Trustee expense fees                                  6,256          1,167
   Printing fees                                         6,254          1,166
   Miscellaneous fees                                    1,047            195
                                               ---------------   ------------
      Total expenses                                 1,264,611        316,854
      Less fees waived (Note 2)                       (704,500)       (31,332)
                                               ---------------   ------------
      Net Total Expenses                               560,111        285,522
                                               ---------------   ------------
NET INVESTMENT INCOME                               26,016,325      4,730,317
NET REALIZED LOSS ON SECURITIES SOLD                        --           (880)
                                               ---------------   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                             $    26,016,325   $  4,729,437
                                               ===============   ============

                See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                               JUNE 30, 2006       YEAR ENDED
                                                (UNAUDITED)    DECEMBER 31, 2005
                                             ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                     $    26,016,325   $     31,766,232
   Net realized gain (loss) on securities
      sold                                                --                 --
                                             ---------------   ----------------
   Net increase in net assets
      resulting from operations                   26,016,325         31,766,232
                                             ---------------   ----------------
DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE HOLDERS:
   From net  investment income $.023
      and $.032 per PC, respectively             (26,016,325)       (31,766,232)
                                             ---------------   ----------------
CAPITAL TRANSACTIONS:
   Proceeds from sales of 6,381,999,384
      and 10,744,244,338 PCs, respectively     6,381,999,384     10,744,244,338
   Value of 17,973,377 and 22,208,713 PCs
      issued in reinvestment of
      dividends, respectively                     17,973,377         22,208,713
   Cost of 6,073,247,210 and 10,741,991,230
      PCs repurchased, respectively           (6,073,247,210)   (10,741,991,230)
                                             ---------------   ----------------
   Net increase in net assets resulting
      from capital transactions                  326,725,551         24,461,821
                                             ---------------   ----------------
   Total increase in net assets                  326,725,551         24,461,821
                                             ---------------   ----------------
NET ASSETS:
   Beginning of period                           718,145,797        693,683,976
                                             ---------------   ----------------
   End of period                             $ 1,044,871,348   $    718,145,797
                                             ===============   ================
   Accumulated undistributed net
      investment income                      $            --   $             --
                                             ===============   ================

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                               JUNE 30, 2006       YEAR ENDED
                                                (UNAUDITED)    DECEMBER 31, 2005
                                             ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                     $     4,730,317   $      4,808,606
   Net realized loss on securities sold                 (880)           (27,275)
                                             ---------------   ----------------
   Net increase in net assets
      resulting from operations                    4,729,437          4,781,331
                                             ---------------   ----------------
DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE HOLDERS:
   From net investment income $.023
      and $.030 per PC, respectively              (4,730,317)        (4,808,606)
                                             ---------------   ----------------
CAPITAL TRANSACTIONS:
   Proceeds from sales of 1,494,769,529
      and 1,796,139,683 PCs, respectively      1,494,769,529      1,796,139,683
   Value of 2,768,555 and 2,175,371 PCs
      issued in reinvestment of
      dividends, respectively                      2,768,555          2,175,371
   Cost of 1,469,205,191 and 1,760,538,738
      PCs repurchased, respectively           (1,469,205,191)    (1,760,538,738)
                                             ---------------   ----------------
   Net increase in net assets resulting
      from capital transactions                   28,332,893         37,776,316
                                             ---------------   ----------------
   Total increase in net assets                   28,332,013         37,749,041
                                             ---------------   ----------------
NET ASSETS:
   Beginning of period                           189,192,811        151,443,770
                                             ---------------   ----------------
   End of period                             $   217,524,824   $    189,192,811
                                             ===============   ================
   Accumulated undistributed net
      investment income                      $            --   $             --
                                             ===============   ================

                See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                              FINANCIAL HIGHLIGHTS
     For a Participation Certificate (PC) Outstanding Throughout Each Period

                                        SIX MONTHS
                                          ENDED           YEAR       YEAR       YEAR       YEAR       YEAR
                                         06/30/06         ENDED      ENDED      ENDED      ENDED      ENDED
                                       (UNAUDITED)      12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                       -----------      --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period   $      1.00      $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                       -----------      --------   --------   --------   --------   -------
Income From Investment Operations:
Net Investment Income                        0.023         0.032      0.013      0.010      0.016     0.038
Net Realized Gain (Loss) on
   Investments                                  --            --         --         --         --        --
                                       -----------      --------   --------   --------   --------   -------
Total From Investment Operations             0.023         0.032      0.013      0.010      0.016     0.038
                                       -----------      --------   --------   --------   --------   -------
Less Dividends and Distributions:
Dividends to PC holders from
   Net Investment Income                    (0.023)       (0.032)    (0.013)    (0.010)    (0.016)   (0.038)
                                       -----------      --------   --------   --------   --------   -------
Total Dividends and Distributions           (0.023)       (0.032)    (0.013)    (0.010)    (0.016)   (0.038)
                                       -----------      --------   --------   --------   --------   -------
Net Asset Value, End of Period         $      1.00      $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                       ===========      ========   ========   ========   ========   =======
Total Return                                  2.32%(1)      3.20%      1.29%      1.04%      1.62%     3.90%
Ratios/Supplemental Data:
Net Assets, End of Period (000)        $ 1,044,871      $718,146   $693,684   $284,236   $131,558   $59,237
Ratio of Net Total Expenses
   to Average Net Assets (2)                  0.10%*        0.10%      0.10%      0.10%      0.10%     0.10%
Ratio of Net Investment Income
   to Average Net Assets (3)                  4.64%*        3.19%      1.32%      1.01%      1.61%     3.83%

----------
*    Annualized

(1)  Total Return not annualized for the six months ended June 30, 2006.

(2)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of total expenses to average daily net assets would have been .22% (annualized) for the six months ended June 30, 2006 and .24%, .27%, .28%, .30% and .31% for the years ended December 31, 2005, 2004,
     2003, 2002 and 2001, respectively.

(3)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of net investment income to average daily net assets would have been 4.52% (annualized) for the six months ended June 30, 2006 and 3.05%, 1.15%, .83%, 1.41% and 3.62% for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, respectively.

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS
     For a Participation Certificate (PC) Outstanding Throughout Each Period

                                        SIX MONTHS
                                          ENDED           YEAR       YEAR       YEAR       YEAR       YEAR
                                         06/30/06         ENDED      ENDED      ENDED      ENDED      ENDED
                                       (UNAUDITED)      12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                       -----------      --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period   $      1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                       -----------      --------   --------   --------   --------   --------
Income From Investment Operation :
Net Investment Income                        0.023         0.030      0.011      0.010      0.017      0.040
Net Realized Gain (Loss) on
   Investments (1)                              --            --         --         --         --         --
                                       -----------      --------   --------   --------   --------   --------
Total From Investment Operations             0.023         0.030      0.011      0.010      0.017      0.040
                                       -----------      --------   --------   --------   --------   --------
Less Dividends and Distributions:
Dividends to PC holders from
   Net Investment Income                    (0.023)       (0.030)    (0.011)    (0.010)    (0.017)    (0.040)
                                       -----------      --------   --------   --------   --------   --------
Total Dividends and Distributions           (0.023)       (0.030)    (0.011)    (0.010)    (0.017)    (0.040)
                                       -----------      --------   --------   --------   --------   --------
Net Asset Value, End of Period         $      1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                       ===========      ========   ========   ========   ========   ========
Total Return                                  2.26%(2)      3.05%      1.15%      1.02%      1.72%      4.12%
Ratios/Supplemental Data:
Net Assets, End of Period (000)        $   217,525      $189,193   $151,444   $296,488   $616,125   $715,564
Ratio of Net Total Expenses
   to Average Net Assets (3)                  0.27%*        0.28%      0.27%      0.23%      0.22%      0.23%
Ratio of Net Investment Income
   to Average Net Assets (4)                  4.53%*        3.02%      1.10%      1.05%      1.70%      4.04%

----------
*    Annualized

(1)  Less than $0.01 per share.

(2)  Total return not annualized for the six months ended June 30, 2006.

(3)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of total expenses to average daily net assets would have been .30% (annualized) for the six months ended June 30, 2006 and .31%, .30%, .26%, .24% and .24% for the years ended December 31, 2005, 2004,
     2003, 2002 and 2001, respectively.

(4)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of net investment income to average daily net assets would have been 4.50% (annualized) for the six months ended June 30, 2006 and 2.99%, 1.07%, 1.02%, 1.68% and 4.03% for the years ended December 31,
     2005, 2004, 2003, 2002 and 2001, respectively.

                 See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)
                                 June 30, 2006

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)").

     SECURITY VALUATION: Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the "Board") of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis.

     DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE HOLDERS: Dividends of net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short-term and long-term capital gains, if any, once each year.

     FEDERAL INCOME TAXES: No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. As of December 31, 2005, the Money Market Portfolio had a capital loss carry forward of $28,132 of which, if not utilized, $604 will expire in 2011, $253 will expire in 2012 and $27,275 will expire in 2013. All distributions paid by the Portfolios in 2004 and 2005 were from ordinary income for U.S. income tax purposes

     REPURCHASE AGREEMENTS: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements held were entered into on June 30, 2006.

     EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION: Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolio's either proportionately based upon each Portfolio's net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.

     ESTIMATED MATURITIES: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors. The portfolios held no such securities on June 30, 2006.

     MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned indirect subsidiary of BlackRock, Inc., which is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     BCS Financial Services Corporation ("BCSFSC"), a related party of the Fund, serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also trustees or officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them in 2006 to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio's average daily net assets for the year. Additionally, for the six months ended June 30, 2006, BCSFSC voluntarily waived $183,546 of the $280,055, which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio. BIMC voluntarily waived $520,954 and $31,332 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2006.

     PFPC Trust Company ("PFPC Trust"), acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), acts as the Fund's transfer agent and dividend disbursing agent. Both PFPC Trust and PFPC are wholly owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group. PFPC Trust and PFPC earn fees from the Fund for serving in these capacities.

NOTE 3. NET ASSETS

     At June 30, 2006, net assets for both book and tax purposes consisted of:

                                Government/REPO   Money Market
                                   Portfolio        Portfolio
                                ---------------   ------------
Paid-in Capital                  $1,044,871,348   $217,553,836
Accumulated net realized loss
   on securities sold                        --        (29,012)
                                 --------------   ------------
TOTAL NET ASSETS                 $1,044,871,348   $217,524,824
                                 ==============   ============

NOTE 4. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is in the process of evaluating the effect, if any, of the adoption of FIN 48 on the financial statements.

              ANNUAL MEETING OF PARTICIPATION CERTIFICATE HOLDERS
                                  (Unaudited)
                                 June 30, 2006

The 2006 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate holders was held on June 19, 2006. At this meeting the Participation Certificate holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the fiscal year ending December 31, 2006. A total of 1,151,609,533.34 Participation Certificates, representing 99.24% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

                                           For         Against   Abstain
                                    ----------------   -------   -------
Election of Trustee Nominations     1,151,609,533.34      0         0
Ratification of independent
   registered public accounting
   firm                             1,151,609,533.34      0         0

                              FUND EXPENSE EXAMPLES
                                   (Unaudited)
                                 June 30, 2006

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ending June 30, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           GOVERNMENT/ REPO PORTFOLIO

                                              Beginning          Ending      Expenses Paid During
                                            Account Value    Account Value     Six Months Ending
                                           January 1, 2006   June 30, 2006      June 30, 2006*
                                           ---------------   -------------   --------------------
Actual                                        $1,000.00        $1,023.20             $0.50
Hypothetical (5% return before expenses)      $1,000.00        $1,024.29             $0.50

* Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                             MONEY MARKET PORTFOLIO

                                              Beginning          Ending      Expenses Paid During
                                            Account Value    Account Value     Six Months Ending
                                           January 1, 2006   June 30, 2006      June 30, 2006*
                                           ---------------   -------------   --------------------
Actual                                        $1,000.00        $1,022.60             $1.35
Hypothetical (5% return before expenses)      $1,000.00        $1,023.44             $1.35

* Expenses are equal to the Portfolio's annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                  FUND PROFILE
                                   (Unaudited)
                                  June 30, 2006

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                            GOVERNMENT/REPO PORTFOLIO

            Security Type               % of Net Assets   Amortized Cost
            -------------               ---------------   --------------
SHORT TERM INVESTMENTS:
   Repurchase Agreements                     100.5%       $1,049,908,000
LIABILITIES IN EXCESS OF OTHER ASSETS         (0.5%)          (5,036,652)
                                             -----        --------------
Net Assets - 100.0%                          100.0%       $1,044,871,348
                                             =====        ==============

                              Maturity Information

Maturity Information     Amount Par     Percentage
--------------------   --------------   ----------
     1 - 7 days        $1,049,908,000     100.0%
     8 - 14 days                   --       0.0%
    15 - 30 days                   --       0.0%
    31 - 60 days                   --       0.0%
    61 - 90 days                   --       0.0%
    91 - 120 days                  --       0.0%
   121 - 150 days                  --       0.0%
                       --------------     -----
    Over 150 days      $1,049,908,000     100.0%
                       ==============     =====

                       Average Weighted Maturity - 3 days

                                  FUND PROFILE
                                   (Unaudited)
                                  June 30, 2006
                                   (concluded)

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                             MONEY MARKET PORTFOLIO

                        Security Type                          % of Net Assets   Amortized Cost
                        -------------                          ---------------   --------------
SHORT TERM INVESTMENTS:
   Government Agency Obligations                                     1.1%         $  2,435,753
   Bank Obligations                                                 10.9%           23,850,008
   Commercial Paper - Asset Backed Securities                       21.7%           47,103,102
   Commercial Paper - Banks                                          3.4%            7,377,128
   Commercial Paper - Financial Services                             1.8%            3,959,880
   Commercial Paper - Securities Brokers and Dealers                 4.6%           10,000,000
   Notes and Bonds - Banks                                           4.6%            9,999,993
   Notes and Bonds - Life Insurance                                  4.8%           10,500,000
   Notes and Bonds - Securities Brokers and Dealers                  5.5%           11,976,387
   Notes and Bonds - Short-Term Business Credit Institutions         2.8%            6,003,711
   Corporate Variable Rate Demand Notes                              8.0%           17,330,000
   Municipal Variable Rate Demand Notes                              4.9%           10,595,000
   Master Notes                                                      2.1%            4,565,000
   Repurchase Agreements                                            24.0%           52,335,000
                                                                   -----          ------------
TOTAL INVESTMENTS IN SECURITIES                                    100.2%          218,030,962
                                                                   -----          ------------
LIABILITIES IN EXCESS OF OTHER ASSETS:                              (0.2%)            (506,138)
                                                                   =====          ============
      Net Assets - 100.0%                                          100.0%         $217,524,824
                                                                   =====          ============

                              Maturity Information

Maturity Information    Amount Par    Percentage
--------------------   ------------   ----------
     1 - 7 days        $105,875,000      48.5%
     8 - 14 days         14,050,000       6.4%
    15 - 30 days         39,300,000      18.0%
    31 - 60 days         47,751,000      21.9%
    61 - 90 days          4,000,000       1.8%
    91 - 120 days         3,150,000       1.4%
   121 - 150 days                --       0.0%
    Over 150 days         4,250,000       2.0%
                       ------------     -----
                       $218,376,000     100.0%
                       ============     =====

                       Average Weighted Maturity - 22 days

             APPROVAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENTS
                                   (Unaudited)
                                  June 30, 2006

     BOARD OF TRUSTEES' CONSIDERATION OF THE INVESTMENT ADVISORY AND SERVICE AGREEMENTS. The Investment Advisory and Service Agreements ("Advisory Agreements") between Plan Investment Fund, Inc. ("PIF") and BlackRock Institutional Management Corporation ("BIMC") were most recently approved by the Board of Trustees (the "Board" or the "Trustees") of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the "Independent Trustees"), at an in-person meeting of the Board held on March 27, 2006. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for each portfolio of PIF (each, a "Portfolio"), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. ("BlackRock") and PNC Bank-affiliated companies for the years ended December 31, 2005 and 2004; and (iv) information regarding fees paid to service providers that are affiliates of the Investment Adviser. At the November 16, 2005 Board meeting, the Trustees reviewed a report from Lipper, Inc. ("Lipper"), an independent provider of investment company data. The report contained, along with other information, data regarding fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds and investment performance of each Portfolio in comparison to the investment performance of a peer group of funds.

     FEES AND EXPENSES. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before (referred to as "Contractual") and after (referred to as "Total") any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a "peer group"). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper. The Trustees noted that the Portfolios had both Contractual and Total fees in the two lowest quintiles of their respective peer group.

     The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received information concerning the investment philosophy and investment process used by the Investment Adviser in managing the Portfolios. In connection with this information, the Trustees considered the Investment Adviser's in-house research capabilities as well as other resources available to the Investment Adviser's personnel.

     The Trustees also considered the quality of the services provided by the Investment Adviser to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Adviser designed to fulfill its duties to the Portfolios with respect to compliance matters.

     The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of BlackRock and its financial resources also were taken into consideration. The Trustees concluded that the services provided by the Investment Adviser were consistent with the Portfolios' requirements and that the Investment Adviser appeared to have the necessary personnel and other resources to meet its obligations under the Advisory Agreements.

     FUND PERFORMANCE. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective ("performance universe"). The funds included within each Portfolio's performance universe were selected by Lipper. As previously mentioned, the Board was provided with performance data for each Portfolio over the one, two, three, five-year and since inception periods ended September 30, 2005. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper.

     PROFITABILITY. The Board of Trustees considered the level of BIMC's and its affiliates' profits in respect of their relationship with the Portfolios, including the cost of services provided by BIMC. This consideration included a review of BIMC's methodology in allocating its costs to the management of a Portfolio. The Board of Trustees considered the profits realized by BIMC and its affiliates in connection with the operation of each Fund. The Board of Trustees also considered BIMC's profit margins and related industry data. The Board concluded that BIMC's profit is a reasonable profit for the services provided to the Portfolios.

     ECONOMIES OF SCALE. The Independent Trustees received and considered information in the Lipper report regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.

     OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment Adviser, such as the engagement of affiliates of the Investment Adviser as service providers to the Portfolios, for administrative, transfer agency and custodial services.

     No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.

                                OTHER DISCLOSURES
                                   (Unaudited)
                                  June 30, 2006

The Fund files the Portfolios' complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Forms N-Q may also be obtained, upon request, by calling 1-800-621-9215.

Information on how proxies relating to the Fund's voting securities (if any) were voted during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-621-9215, or on the website of the Commission at http://www.sec.gov.

                           PLAN INVESTMENT FUND, INC.

                         2 Mid America Plaza, Suite 200
                           Oakbrook Terrace, IL 60181
                                 (630) 472-7700

                                    TRUSTEES

DAVID P. BEHNKE
   President and Chief Executive Officer
   Plan Investment Fund, Inc.;
   Senior Vice President and Chief Financial Officer
   BCS Financial Corporation

PAUL F. BROWN
   Vice President and Deputy General Counsel
   BlueCross BlueShield Association

EMIL D. DUDA
   Senior Executive Vice President and Chief Financial Officer
   The Lifetime Healthcare Companies

JOHN G. FOOS
   Chairman
   Plan Investment Fund, Inc.;
   Senior Vice President and Chief Financial Officer
   Independence Blue Cross

TERRY D. KELLOGG
   Executive Vice President
   BlueCross BlueShield of Alabama

ROBERT A. LEICHTLE
   Executive Vice President, Chief Financial Officer and Treasurer BlueCross BlueShield of South Carolina

GERARD T. MALLEN
   Vice President Treasury Operations
   Health Care Service Corporation

JOSEPH F. REICHARD, CCM
   Vice President, Treasury Services and Assistant Treasurer
   Highmark, Inc.

JOHN C. TRIFONE
   Vice President, Treasurer & Chief Financial Officer
   Blue Cross and Blue Shield of Vermont

MARILYN T. TROMANS
   Vice President, Chief Financial Officer
   BlueCross and BlueShield of Kansas City

                               INVESTMENT ADVISOR

                            GOVERNMENT/REPO PORTFOLIO
                           AND MONEY MARKET PORTFOLIO
                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware

ITEM 2. CODE OF ETHICS.

     This item is not applicable to this Semi-Annual Report

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     This item is not applicable to this Semi-Annual Report

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     This item is not applicable to this Semi-Annual Report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     This item is not applicable to this Semi-Annual Report

ITEM 6. SCHEDULE OF INVESTMENTS

     Schedule of Investments included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

     (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.


By: /s/ David P. Behnke
    ---------------------------------
    David P. Behnke, President

August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P. Behnke
    ---------------------------------
    David P. Behnke, President
    (Principal Executive Officer)

August 24, 2006


By: /s/ Dale E. Palka
    ---------------------------------
    Dale E. Palka, Treasurer
    (Principal Financial Officer)

August 24, 2006

                                  EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.